Net Interest Income	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Net Interest Income
27	NET INTEREST INCOME
Net interest income for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Interest income from:
Deposits with banks	¥17,411	¥81,592	¥103,798
Call loans and bills bought	11,091	16,556	16,400
Reverse repurchase agreements and cash collateral on securities borrowed	14,148	52,865	38,387
Investment securities	126,639	178,830	152,915
Loans and advances	1,611,081	2,077,202	2,094,850

Total interest income	1,780,370	2,407,045	2,406,350

Interest expense from:
Deposits	179,910	582,799	601,365
Call money and bills sold	1,755	10,483	14,212
Repurchase agreements and cash collateral on securities lent	7,131	132,389	120,984
Borrowings	62,624	92,425	107,233
Debt securities in issue	109,205	232,473	256,035
Premiums for deposit insurance	35,813	36,809	35,555
Others	807	3,352	2,046

Total interest expense	397,245	1,090,730	1,137,430

Net interest income	¥1,383,125	¥1,316,315	¥1,268,920